Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005783 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000005783 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000005783 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005783 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005783 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005783 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000005783 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005783 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000005783 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
C000005783 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000005783 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[2]
C000005783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[2]
C000005783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[2]
C000005783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[2]
C000005783 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000005783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000005783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000005783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000005783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000005783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000005783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[2]
C000005783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000005783 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[2],[3]
C000038256 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000038256 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000038256 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000038256 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000038256 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000038256 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000038256 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000038256 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000038256 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[4]
C000038256 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000038256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[5]
C000038256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[5]
C000038256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[5]
C000038256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000038256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000038256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000038256 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000038256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000038256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[5]
C000038256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000038256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[5]
C000038256 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000038256 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[5],[6]
C000005780 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[7]
C000005780 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000005780 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000005780 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000005780 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005780 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000005780 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000005780 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000005780 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7]
C000005780 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[7]
C000005780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[8]
C000005780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[8]
C000005780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[8]
C000005780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[8]
C000005780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[8]
C000005780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[8]
C000005780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[8]
C000005780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000005780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[8]
C000005780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[8]
C000005780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[8]
C000005780 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000005780 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[8],[9]
C000005782 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[10]
C000005782 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[10]
C000005782 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000005782 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[10]
C000005782 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000005782 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[10]
C000005782 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[10]
C000005782 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[10]
C000005782 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[10]
C000005782 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[10]
C000005782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[11]
C000005782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[11]
C000005782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[11]
C000005782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000005782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[11]
C000005782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[11]
C000005782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[11]
C000005782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[11]
C000005782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[11]
C000005782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000005782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[11]
C000005782 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000005782 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[11],[12]
C000166015 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[13]
C000166015 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[13]
C000166015 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000166015 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[13]
C000166015 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[13]
C000166015 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[13]
C000166015 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[13]
C000166015 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000166015 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000166015 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000166015 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[14]
C000166015 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[14]
C000166015 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[14]
C000166015 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[14]
C000166015 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[14]
C000166015 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[14]
C000166015 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000166015 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000166015 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[14]
C000166015 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[14]
C000166015 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[14]
C000166015 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[14]
C000166015 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[14],[15]
C000005784 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[16]
C000005784 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[16]
C000005784 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000005784 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000005784 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[16]
C000005784 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
C000005784 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[16]
C000005784 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[16]
C000005784 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[16]
C000005784 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000005784 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%	[17]
C000005784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%	[17]
C000005784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[17]
C000005784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[17]
C000005784 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[17]
C000005784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[17]
C000005784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[17]
C000005784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[17]
C000005784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[17]
C000005784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000005784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%	[17]
C000005784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[17]
C000005784 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value		[17],[18]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Rounds to less than 0.1%.
[4]	Excludes short-term securities.
[5]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[6]	Rounds to less than 0.1%.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Rounds to less than 0.1%.
[10]	Excludes short-term securities.
[11]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[12]	Rounds to less than 0.1%.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Rounds to less than 0.1%.
[16]	Excludes short-term securities.
[17]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[18]	Rounds to less than 0.1%.